EVENTS SINCE THE BALANCE SHEET DATE (Details) £ in Millions	Feb. 21, 2023 GBP (£)
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorised amount	£ 2,000
Sandhurst | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired (in percent)	100.00%
Consideration paid (received)	£ 300